4G technology sale to Qualcomm and related agreements	12 Months Ended
Dec. 31, 2025
4G technology sale to Qualcomm and related agreements [Abstract]
4G technology sale to Qualcomm and related agreements
On August 22, 2024, the Company and Qualcomm Technologies, Inc ("Qualcomm") signed an Asset Purchase Agreement (APA). The agreement had several closing conditions which were met by the end of September, resulting in a closing date of
September 30, 2024. At closing, a number of other agreements, which had already been negotiated and included in the appendix of the APA, were also signed.
The overall deal resulted in Qualcomm acquiring the intellectual property ("IP") for the Company's two main 4G products (Monarch2 and Calliope2) and certain physical assets, as well as receiving a license to the entire patent portfolio of the Company and a license to the Company's partially developed 5G broadband platform, in consideration for payment of $200 million in cash, assumption of up to $700,000 in employee accrued vacation liabilities by Qualcomm and the license back to the Company of the acquired Monarch2 and Calliope2 4G IP.
The license back of the Monarch2 and Calliope2 IP means that the Company will continue to have the right to manufacture and sell the products to serve its customers as usual. Therefore there was no sale or discontinuation of the Company's 4G business.
With respect to the $200 million cash consideration:
•$15 million was paid in June 2024 in the form of a license payment for Monarch2 manufacturing rights which was terminated upon deal closing, although certain clauses related to product liability and indemnity survive the termination.
•$3 million in bridge loan provided in September plus accrued interest ($12,000) was deducted from proceeds.
•$10 million was paid directly into an escrow account, the release of which took place in October 2025, after the 12-month warranty period to the extent that there are no indemnification liabilities to be deducted. The escrow amount remained the property of purchaser until the escrow termination date. Escrow fees were shared by the two companies: Sequans’ half to set up the escrow was deducted from the proceeds.
As a result of the above, $172 million was received in cash on September 30, 2024. The proceeds from this sale were used to repay the Company's matured debts (convertible debts - see Note 17.1, unsecured related party loans - see Note 17.2 and related accrued interest) and cleared all overdue payables to suppliers.
The transaction resulted in a net gain of $153.1 million on the sale of the 4G assets, which is included in operating income for the year ended December 31, 2024. The assets sold had a net book value of $18.4 million at the time of the sale. In addition, the Company recognized license revenue from deliveries under the licenses of the 5G broadband platform and the Monarch2 manufacturing rights, and the licensing of the patent portfolio.
The accounting for this transaction required significant judgment in estimating the fair values of the various intangible assets sold or licensed to Qualcomm. The estimations of the fair value of the 5G broadband platform license to Qualcomm were made taking into consideration similar transactions made by the Company with other customers in recent years. The fair value of the license of the acquired IP back to the Company was estimated taking into consideration estimated future cash flows from the sale of Monarch2 and Calliope2. The remaining portion of the transaction value was then allocated to the sale of the 4G IP for Monarch2 and Calliope2.
At December 31, 2025, the Company has performed an impairment test to evaluate the carrying amount of the license of the acquired IP. No impairment has been recorded in the year ended December 31, 2025.

Under French tax regulations, the Company may opt to apply a special lower-tax regime to sales or licenses of qualifying intellectual property, commonly referred to as "IP Box". Taxable income from such qualifying transaction is taxed at a rate of 10% rather than 25% in France. The Company has opted to apply the IP Box regime to the taxable income arising from the sale of the Monarch2 intellectual property (see Note 7 to the Consolidated Financial Statements).